Investment In Equity Method Investees - Summary of Financial Information For Equity Accounted Investees (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Profit (Loss)	$ (27,060)	$ (10,259)	$ (118,075)	[1]	$ (23,411)	[1]	$ (33,077)	$ (24,266)
Total Assets	6,574,675		6,574,675				104,006	17,843
Total Liabilities	1,181,066		1,181,066				255,414	133,690
Equity Method Investee [Member]
Disclosure In Tabular Form Of Summarized Financial Information Of Equity Method Investees [Line Items]
Revenue	16	0	16		1		1	34
Amortization	500	500	1,500		1,500		2,000	2,000
Other expenses	8	0	8		0		0	20
Profit (Loss)	(492)	$ (500)	(1,492)		$ (1,499)		(1,999)	(1,986)
Total Assets	3,841		3,841				5,390	7,393
Total Liabilities	$ 274		$ 274				$ 266	$ 270

[1]	Balances include related party transactions. See Note 13, Related Party, for further details.